GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
GOODWILL [Abstract]
Disclosure of detailed information about goodwill [Table Text Block]
	2021	2020
	US$’000	US$’000

Cost:
Balance at 1 January	3,928	3,912
Acquired on acquisition of subsidiary	-	25
Derecognition of goodwill	(604)	-
Effect of foreign currency exchange differences	(19)	(9)
At 31 December	3,305	3,928

Accumulated impairment losses:
Balance at 1 January	2,968	2,968
Impairment	965	-
Derecognition of goodwill	(604)	-
Effect of foreign currency exchange differences	(24)	-
Balance at 31 December	3,305	2,968

Carrying amount:
At 31 December	-	960

Disclosure of detailed information about cost of goodwill [Table Text Block]
Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2021	2020
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,089	3,089
Parcel Service	216	235
Unicorn Tankers International	-	604
	3,305	3,928